TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
	December 31,
	2015	2014

Balance at beginning of year	$1,214	$4,752
Reductions for prior years' tax position	(343)	(3,571)
Additions for current year's tax position	-	36

Balance at the end of year	$871	$1,214

Schedule of Deferred Income Taxes
		December 31,
		2015	2014
1.	Provided in respect of the following:

	Carryforward tax losses	$30,352	$26,274
	Temporary differences relating to property, equipment and intangibles	3,980	2,501
	Other	7,448	8,517

	Gross deferred tax assets	41,780	37,292

	Valuation allowance	(36,393)	(30,120)

	Net deferred tax assets	5,387	7,172

	Gross deferred tax liabilities
	Temporary differences relating to property, equipment and intangibles	(5,319)	(7,103)

	Net deferred tax assets (foreign)	$68	$69

Schedule of Deferred Taxes Included in Consolidated Balance Sheets
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Current assets	$68	$69

Reconciliation of Statutory Tax Rate to Effective Tax Rate
	Year ended December 31,
	2015	2014	2013
Income (loss) before taxes, as reported in the consolidated statements of operations	$(50,944)	$1,200	$(10,332)

Statutory tax rate	26.5%	26.5%	25%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$(13,500)	$318	$(2,583)
Currency differences	1,709	2,545	1,395
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	(131)	1,425	3,041
Changes in valuation allowance	6,273	(14,781)	(17,580)
Stock compensation relating to options per ASC 718	291	471	364
Changes in valuation allowance related to capital gains	54	(222)	(2,067)
Forfeiture of carryforward tax losses	929	13,549	16,542
Wavestream goodwill impairment	6,937	-	-
Exempt revenues - subsidy	(2,573)	(2,561)	(1,089)
Nondeductible expenses and other differences	1,201	1,157	1,222

	$1,190	$1,901	$(755)

Schedule of Taxes on Income
	Year ended December 31,
	2015	2014	2013

Current	$1,108	$1,562	$2,046
Prior years	81	332	(68)
Deferred	1	7	(2,733)

	$1,190	$1,901	$(755)

Domestic	$679	$800	$648
Foreign	511	1,101	(1,403)

	$1,190	$1,901	$(755)

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2015	2014	2013

Domestic	$(12,273)	$(9,568)	$(14,021)
Foreign	(38,671)	10,768	3,689

	$(50,944)	$1,200	$(10,332)